COMMITMENTS AND CONTINGENCIES - SCHEDULE OF SUPPLEMENTAL CASH FLOW (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Cash paid included in operating cash flows	$ 507	$ 442